AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 0	$ 65,444
Prepaid insurance and expense	110,319	44,531
Total	$ 110,319	$ 109,975